Common, subordinated and preferred units - Movements (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common units public [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	17,944,701	17,648,844	17,639,039
Awards to non-employee directors as compensation for directors' fees	8,944	8,840	9,805
ATM program	53,160	253,106
Ending Balance	18,028,786	17,944,701	17,648,844
Common units public [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees	2,236	2,210
Common units public [Member] | Phantom Share Units (PSUs) [Member]
Common And Subordinated Units [Line Items]
Phantom units issued	19,745	17,079
Common units public [Member] | Units issued to staff at Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Units issued to staff at Hegh LNG		14,622
Common Units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	2,101,438	2,116,060	2,116,060
Stock Issued During Period, Shares, Restricted Stock Award, Gross	13,156,060
Ending Balance	15,257,498	2,101,438	2,116,060
Common Units Hoegh LNG [Member] | Units issued to staff at Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Units issued to staff at Hegh LNG		(14,622)
Subordinated Units Hoegh LNG [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	13,156,060	13,156,060	13,156,060
Stock Issued During Period, Shares, Restricted Stock Award, Gross	(13,156,060)
Ending Balance		13,156,060	13,156,060
8.75% Series A Preferred Units [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	6,129,070	4,600,000
Offering			4,600,000
ATM program	496,520	1,529,070
Ending Balance	6,625,590	6,129,070	4,600,000